Gibson, Dunn & Crutcher LLP
GIBSON DUNN
200 Park Avenue New York, NY 10166-0193 Tel 212.351.4000 www.gibsondunn.com

Glenn R. Pollner Direct: +I 212.351.2333 Fax: +I 212.351.6333 GPollner@gibsondunn.com

December 10, 2012

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Liquid Holdings Group, LLC
Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Liquid Holdings Group, LLC, a Delaware limited liability company (the “Company”), we hereby transmit for confidential submission with the Securities and Exchange Commission a draft Registration Statement on Form S-1 relating to a proposed initial public offering by the Company.

Please direct any questions or comments regarding this submission to the undersigned at (212) 351-2333 or to Edwin O’Connor at (212) 351-2445.

Very truly yours,

/s/ Glenn R. Pollner

Glenn R. Pollner

cc:	Richard Schaeffer
James O’Connor
Edwin O’Connor

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